UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

                   Investment Company Act File Number 811-3528
                                                      --------
                        UMB Scout Money Market Fund, Inc.

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    ----------------------------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    ----------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (816) 860-7512
                                                          --------------

                       Date of fiscal year end: June 30
                                                -------

                 Date of reporting period: September 30, 2004
                                           ------------------

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ITEM 1.  SCHEDULE OF INVESTMENTS

UMB Scout Money Market Fund, Inc.
Schedule of Investments
September 30, 2004 (Unaudited)

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE

PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 39.6%
               AIG Capital Funding
    $5,000,000     1.70%, 10/05/04                                   $4,999,056
    $5,000,000     1.61%, 10/07/04                                   $4,998,658
    $5,000,000     1.61%, 10/26/04                                   $4,994,410
               American Express
    10,000,000     1.73%, 10/22/04                                    9,989,908
               American Exp. Credit
     3,000,000     VAR. 04/15/05                                      2,999,866
               Anheuser Busch, Cos.
    15,450,000     1.62%, 10/08/04                                   15,445,133
               BellSouth Corp.
     5,000,000     1.75%, 10/12/04                                    4,997,326
    10,000,000     1.75%, 10/13/04                                    9,994,167
               Bristol-Myers Squibb
    14,750,000     1.77%, 10/07/04                                   14,745,649
     6,000,000     1.76%, 10/08/04                                    5,997,947
               Clorox Co.
    10,500,000     1.74%, 10/06/04                                   10,497,463
               Coca-Cola Co.
    10,000,000     1.73%, 10/20/04                                    9,990,869
     3,100,000     1.73%, 10/22/04                                    3,096,872
               Du Pont (E.I.) de Nemours & Co.
    10,000,000     1.65%, 10/06/04                                    9,997,708
    10,000,000     1.56%, 10/13/04                                    9,994,800
               Gannett Co., Inc.
     4,700,000     1.60%, 10/04/04                                    4,699,373
     3,330,000     1.73%, 10/05/04                                    3,329,360
    10,500,000     1.74%, 10/07/04                                   10,496,992
               Hershey Foods Corp.
     2,000,000     1.55%, 10/07/04                                    1,999,483
               Marsh & McLennan
     4,000,000     1.73%, 10/06/04                                    3,999,039
     1,500,000     1.75%, 10/18/04                                    1,498,760
       400,000     1.66%, 10/21/04                                      399,631
    14,940,000     1.75%, 11/02/04                                   14,916,760
               Pfizer, Inc.
                   1.52%, 10/06/04                                    3,499,261
     1,395,000     1.73%, 10/18/04                                    1,393,860
       389,000     1.67%, 10/25/04                                      388,567
               Shell Finance
     2,500,000     1.65%, 10/01/04                                    2,500,000
     5,000,000     1.75%, 11/16/04                                    4,988,819
               Stanley Works
    10,000,000     1.60%, 10/04/04                                    9,998,667
     4,400,000     1.60%, 10/05/04                                    4,399,218
               State Street Corp.
    11,000,000     1.68%, 10/08/04                                   10,996,407
    10,000,000     1.66%, 10/12/04                                    9,994,928
               Wal-Mart Stores Inc.
    14,000,000     1.56%, 10/01/04                                   14,000,000
     7,755,000     1.51%, 10/05/04                                    7,753,699

TOTAL SHORT-TERM CORPORATE NOTES (COST $233,992,656) - 39.6%        228,993,600
                                                                ----------------


MUNICIPAL BOND - 4.2%
               Colorado Springs CO
    25,000,000     Variable Rate, 11/01/27                           25,000,000

TOTAL MUNICIPAL BOND (COST $25,000,000) - 4.2%                       25,000,000
                                                                ----------------

U.S. GOVERNMENT AGENCIES - 56.6%
               Federal Home Loan Bank
    24,100,000     1.65%, 10/01/04                                   24,100,000
     1,150,000     1.67%, 10/06/04                                    1,149,733
    17,500,000     1.61%, 10/08/04                                   17,494,215
    15,000,000     1.65%, 10/15/04                                   14,990,083
     3,000,000     1.71%, 10/25/04                                    2,996,580
     5,000,000     1.51%, 04/26/05                                    5,000,000
     7,000,000     1.58%, 05/20/05                                    7,000,000
    10,000,000     2.00%, 06/01/05                                   10,000,000
               Federal Home Loan Mortgage Corp.
    12,161,000     1.73%, 10/05/04                                   12,158,769
    15,000,000     1.72%, 10/19/04                                   14,987,138
     7,000,000     1.60%, 10/25/04                                    6,992,533
               Federal National Mortgage Association
    20,000,000     1.55%, 10/01/04                                   20,000,000
    30,000,000     1.78%, 10/04/04                                   29,996,125
    19,000,000     1.69%, 10/06/04                                   18,995,883
    35,000,000     1.74%, 10/14/04                                   34,978,586
    33,000,000     1.73%, 10/15/04                                   32,978,335
     2,000,000     1.74%, 10/22/04                                    1,998,087
    10,000,000     1.69%, 10/27/04                                    9,987,794
     1,500,000     1.73%, 10/28/04                                    1,498,087
    25,500,000     1.73%, 10/29/04                                   25,466,482
    10,000,000     1.76%, 11/01/04                                    9,985,361
     5,000,000     1.78%, 11/17/04                                    4,988,315
     3,000,000     1.80%, 11/22/04                                    2,992,200
    10,000,000     1.81%, 11/23/04                                    9,973,353
     4,018,000     1.88%, 12/15/04                                    4,017,834
    10,000,000     Variable Rate, 04/28/05                           10,000,000

TOTAL U.S. GOVERNMENT AGENCIES (COST $334,725,493) - 56.6%          334,725,493
                                                                ----------------

TOTAL INVESTMENTS (COST $593,718,149) - 100.4%                      588,719,093

Liabilites less other assets - (0.4)%                                 2,569,243
                                                                ----------------

TOTAL NET ASSETS - 100.0%
(equivalent to $1.00 per share;
1,500,000,000 shares of $0.01 par value
capital shares authorized;
591,317,876 shares outstanding)                                    $591,288,336
                                                                ================

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.

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UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT                                                              VALUE

FEDERAL PORTFOLIO
U.S. GOVERNMENT AGENCIES - 103.3%
                Federal Home Loan Bank
     35,900,000      1.65%, 10/01/04                                 35,900,000
      3,500,000      1.67%, 10/06/04                                  3,499,188
      7,500,000      1.61%, 10/08/04                                  7,497,521
      7,000,000      1.71%, 10/25/04                                  6,992,020
      5,000,000      1.51%, 04/26/05, callable                       $5,000,000
                Federal Home Loan Mortgage Corp.
     23,000,000      1.73%, 10/05/04                                 22,995,886
      1,000,000      1.72%, 10/19/04                                    999,143
        500,000      1.60%, 10/25/04                                    499,467
                Federal National Mortgage Association
     20,000,000      1.55%, 10/01/04                                 20,000,000
     11,800,000      1.78%, 10/04/04                                 11,798,476
      5,000,000      1.69%, 10/05/04                                  4,999,139
        400,000      1.69%, 10/06/04                                    399,913
     25,000,000      1.74%, 10/14/04                                 24,985,736
        800,000      1.73%, 10/15/04                                    799,480
     38,000,000      1.74%, 10/22/04                                 37,964,113
     15,000,000      1.73%, 10/29/04                                 14,980,283
     17,500,000      1.80%, 11/22/04                                 17,454,500
     10,000,000      Variable Rate, 04/28/05                         10,000,000

TOTAL INVESTMENTS (COST $226,764,865) - 103.3%                      226,764,865

Liabilities less other assets - (3.3)%                              (7,255,475)
                                                              ------------------

TOTAL NET ASSETS - 100.0%                                          $219,509,390
(equivalent of $1.00 per share;                               ==================
750,000,000 shares of $0.01 par value
capital shares authorized; 219,543,546 shares outstanding)

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.

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ITEM 2.  CONTROLS AND PROCEDURES

a) The Registrant's principal executive office and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recently ended fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a)Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Money Market Fund, Inc.

/s/ James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
November 26, 2004

/s/ Barbara J. Demmer
---------------------
Barbara J. Demmer
Principal Financial Officer
November 26, 2004